PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Description of Plan [Line Items]
PLAN TERMINATION

9. PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA, as amended. Upon discontinuance or termination, forfeitures shall be allocated to the accounts of participants on such date. In the event the Plan terminates, participants will become 100% vested in their accounts.